PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	£ 1,226	£ 4,393	£ 5,960
Change in other assets	3,299	(2,513)	520
Net cash provided by (used in) operating activities	27,171	11,281	(11,107)
Cash flows from investing activities
Net cash (used in) provided by investing activities	(4,000)	(2,130)	11,921
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(2,312)	(2,240)
Distributions on other equity instruments	(453)	(466)	(433)
Interest paid on subordinated liabilities	(1,095)	(1,178)	(1,268)
Proceeds from issue of subordinated liabilities	0	0	1,729
Proceeds from issue of ordinary shares	144	36	102
Share buyback	0	(1,095)	(1,005)
Repayment of subordinated liabilities	(3,874)	(818)	(2,256)
Redemption of other equity instruments	0	(1,481)	0
Net cash used in financing activities	(5,319)	(6,559)	(4,301)
Change in cash and cash equivalents	17,656	2,587	(3,484)
Cash and cash equivalents at beginning of year	57,811	55,224	58,708
Cash and cash equivalents at end of year	75,467	57,811	55,224
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	1,257	5,439	4,102
Fair value and exchange adjustments and other non-cash items	(512)	(166)	(715)
Change in other assets	(1,815)	(11,975)	(572)
Change in other liabilities and other items	6,401	3,151	7,538
Dividends received	(1,135)	(5,150)	(4,000)
Distributions on other equity instruments received	(492)	(366)	(324)
Tax received	0	70	660
Net cash provided by (used in) operating activities	3,704	(8,997)	6,689
Cash flows from investing activities
Return of capital contribution	4	5	9
Dividends received	1,135	5,150	4,000
Distributions on other equity instruments received	492	366	324
Acquisitions of and capital injections to subsidiaries	(1,170)	(1,648)	(12,753)
Return of capital by subsidiaries	0	0	11,114
Amounts advanced to subsidiaries	(5,827)	(1,812)	(21,577)
Repayment of loans to subsidiaries	2,004	11,257	12,602
Interest received on loans to subsidiaries	261	395	370
Net cash (used in) provided by investing activities	(3,101)	13,713	(5,911)
Cash flows from financing activities
Dividends paid to ordinary shareholders	0	(2,312)	(2,240)
Distributions on other equity instruments	(453)	(466)	(433)
Interest paid on subordinated liabilities	(316)	(314)	(275)
Proceeds from issue of subordinated liabilities	0	0	1,729
Proceeds from issue of other equity instruments	0	891	1,129
Proceeds from issue of ordinary shares	144	36	102
Share buyback	0	(1,095)	(1,005)
Repayment of subordinated liabilities	0	(3)	0
Redemption of other equity instruments	0	(1,481)	0
Net cash used in financing activities	(625)	(4,744)	(993)
Change in cash and cash equivalents	(22)	(28)	(215)
Cash and cash equivalents at beginning of year	29	57	272
Cash and cash equivalents at end of year	£ 7	£ 29	£ 57